Revenues (Details) - Schedule of Sale of Farms - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Sale of Farms [Abstract]
Sale of farm	R$ 421,549	R$ 544,995	R$ 461,615
Adjustment to present value	(127,024)	(99,566)	(145,441)
Gross revenue from sale of farm	294,525	445,429	316,174
Sales taxes	(10,751)	(14,811)	(7,973)
Cost of sale of farm	(35,399)	(84,553)	(56,667)
Gain from sale of farm	248,375	346,065	251,534
Selling expenses	(5,787)	(189)	(6,553)
Income tax and social contribution	(9,072)	(17,490)	(11,110)
Net gain from sale of farms	R$ 233,516	R$ 328,386	R$ 233,871